Warrant Liability - Schedule of Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities
Level 1 [Member] | Warrant liability [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities
Level 2 [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities
Level 2 [Member] | Warrant liability [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities
Level 3 [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities	219,458	117,130
Level 3 [Member] | Warrant liability [Member]
Schedule of Financial Instruments [Line Items]
Total liabilities	$ 219,458	$ 117,130	$ 281,809